Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	$ 47,861,302	$ 38,317,445
Vacations [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	20,729,130	16,987,082
Bonus And Compensation [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	$ 27,132,172	$ 21,330,363